COLLABORATION AGREEMENTS	12 Months Ended
Dec. 31, 2018
Disclosure of collaboration agreements [Abstract]
COLLABORATION AGREEMENTS
NOTE 5: -	COLLABORATION AGREEMENTS-

Below is information regarding collaboration agreements each of which amounts to 10% or more of our total revenues in 2018:

a.
In August 2008, The Company entered into a Collaboration and License Agreement with Bayer (previously Monsanto, here and after "Monsanto"), whereby the Company had identified and optimized genes with the potential to improve yield and abiotic stress tolerance (Y&ABST) in corn, soybean, cotton and canola. In 2011 and 2013 the collaboration was extended and expanded, where part of the 2013 amendment was to apply our computational technologies in the field of biotic stress (resistance to Fusarium) in corn. The term of the Company's activities under the Y&ABST part of the Monsanto Collaboration Agreement has expired at the end of 2017, while the Company's activities under the biotic stress part of the collaboration are scheduled to continue through August 2019.

b.
In 2014, The Company entered into a collaboration with a multinational consumer goods company, addressing yield improvement in a certain field crop through non-GM methods. In this collaboration, the Company generated new varieties of the target crop using molecular methods with the goal that its partner includes such new varieties in its breeding pipeline. The Company's activities under this agreement were completed in 2018.

c.
In May 2018, the Company announced that it entered into a collaboration with BASF for the development of novel insecticides based on new binding areas (Site-of-Action or SoA). In the initial phase of the collaboration, the Company utilized its biology-driven computational methods to identify potential novel compounds that act on new proteins and binding sites. In the next phase of the collaboration starting the second half of 2018, the Company utilizes its computational predictive biology (CPB) platform for the discovery of relevant chemistry to address the new SoAs. Compounds discovered by the Company is entered into BASF proprietary insecticides discovery platform for efficacy screening and testing and to validate the chemistry’s ability to modulate the respective target proteins.